Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rent expense - additional disclosures
Rental expenses	59,600,000	59,800,000	50,500,000
Total
Commitments
2014	97,209,000
2015	18,519,000
2016	7,633,000
2017	3,714,000
Beyond 2017	16,302,000
Total	143,377,000
Rental Commitments
Commitments
2014	26,421,000
2015	12,805,000
2016	6,054,000
2017	3,150,000
Beyond 2017	16,163,000
Total	64,593,000
Server Custody Fee Commitments
Commitments
2014	29,375,000
2015	2,019,000
2016	259,000
2017	86,000
Total	31,739,000
Capital Commitments
Commitments
2014	3,477,000
2015	1,692,000
2016	423,000
Total	5,592,000
Office Machines and Other Commitments
Commitments
2014	37,936,000
2015	2,003,000
2016	897,000
2017	478,000
Beyond 2017	139,000
Total	41,453,000